Share-based Payments - Disclosure of RSU activity (Details) - RSU	12 Months Ended
	Dec. 31, 2022 shares £ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (Non-vested), beginning of year (in shares) | shares	3,632,715	3,422,582	4,636,347
Granted (in shares) | shares	4,309,883	2,195,133	1,759,011
Vested (in shares) | shares	(696,398)	(1,176,695)	(2,781,687)
Forfeited (in shares) | shares	(1,155,420)	(808,305)	(191,089)
Outstanding (Non-vested), end of year (in shares) | shares	6,090,780	3,632,715	3,422,582
Weighted average grant date fair value, RSU outstanding beginning balance (in GBP per share) | £ / shares	£ 1.91	£ 2.46	£ 2.08
Weighted average grant date fair value, RSU granted (in GBP per share) | £ / shares	1.76	2.15	1.80
Weighted average grant date fair value, RSU vested (in GBP per share) | £ / shares	2.80	2.93	1.54
Weighted average grant date fair value, RSU forfeited (in GBP per share) | £ / shares	2.67	2.25	2.37
Weighted average grant date fair value, RSU Ending balance (in GBP per share) | £ / shares	£ 1.74	£ 1.91	£ 2.46